SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value measurement
Proceeds from insurance claims	$ 549
Impairment charge of property, plant and equipment	3,549	0	11,590
Nonrecurring basis | Property, plant and equipment | Carrying amount
Fair value measurement
Assets	4,098
Nonrecurring basis | Property, plant and equipment | Total loss
Fair value measurement
Assets	(4,098)
Nonrecurring basis | Property, plant and equipment | Liyuan | Carrying amount
Fair value measurement
Assets	4,098
Nonrecurring basis | Property, plant and equipment | Liyuan | Fair value
Fair value measurement
Assets	$ 0